Summary of Material Accounting Policy Information - Schedule of Investments in Joint Arrangements and Associates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Seasif Exploration Inc (“Seasif Exploration“)
Disclosure of associates [line items]
Ownership Interest	24.30%	25.40%